Subsequent event (Details Textual) - Jul. 29, 2015 - Subsequent Event [Member] - American Depositary Shares [Member] - USD ($) $ in Millions	Total
Subsequent Event [Line Items]
Purchase Agreement Maximum purchase shares	$ 15
Description for maximum shares of single purchase date	but not to exceed US$500,000 on any single purchase date
Description for Purchase Agreement One	purchase price for any ADSs sold pursuant a regular purchase, will be 98% of the lower
Description for Purchase Agreement Two	purchase price for any ADSs sold pursuant to an accelerated purchase, will be 98% of the lower
Description for Purchase Agreement Three	94% of a volume weighted average purchase price on the accelerated purchase date
Percentage for beneficial ownership limitation	4.99%
Minimum [Member]
Subsequent Event [Line Items]
Purchase Agreement Investor purchased shares range	40,000
Maximum [Member]
Subsequent Event [Line Items]
Purchase Agreement Investor purchased shares range	100,000